Share-Based Payment (Details)		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares ₪ / shares	Jul. 21, 2024 USD ($) $ / shares shares	Jul. 21, 2024 ₪ / shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 29, 2024 ₪ / shares	Dec. 31, 2021 ₪ / shares
Share-Based Payment [Line Items]
Extension of share option plan	10 years
Vesting description of options		granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.	granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.
Granted options, percentage		25.00%	25.00%
Exercise price of options | (per share)				$ 5.56	₪ 5.55
Weighted average exercise price | $ / shares		$ 5.55		$ 5.62	₪ 5.79
Bottom of range [member]
Share-Based Payment [Line Items]
Exercise price range | (per share)		4.57	₪ 16.53
Top of range [member]
Share-Based Payment [Line Items]
Exercise price range | (per share)		$ 6.62	₪ 29.68
2011 Option Plan [Member]
Share-Based Payment [Line Items]
Option granted (in Shares) | shares						15,081		27,468
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Option granted (in Shares) | shares						9,049		20,800
Exercise price of options | (per share)						$ 6.06	₪ 22.01	$ 6.67	₪ 23.91
Fair value of the options (in Dollars) | $								$ 48,000
Fair value of options (in Dollars) | $						$ 19,000
US Appendix [Member]
Share-Based Payment [Line Items]
Option granted (in Shares) | shares						6,032		6,668
Exercise price of options | $ / shares						$ 6.07		$ 6.62
Fair value of options (in Dollars) | $						$ 15,000		$ 18